Portfolio of Investments (unaudited)
As of January 31, 2026
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—96.7%
AUSTRALIA—1.4%
Materials—1.4%
Rio Tinto PLC, ADR	167,300	$ 15,229,319
BRAZIL—1.0%
Industrials—1.0%
Rumo SA	4,090,200	11,471,446
CHINA—2.9%
Communication Services—1.9%
Tencent Holdings Ltd.	264,000	20,291,515
Industrials—1.0%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	219,200	11,060,190
Total China		31,351,705
DENMARK—2.0%
Consumer Discretionary—0.3%
Pandora AS	46,100	3,731,501
Financials—0.9%
Tryg AS	394,600	9,589,967
Health Care—0.8%
Novo Nordisk AS, Class B	151,800	9,013,766
Total Denmark		22,335,234
FRANCE—6.5%
Consumer Discretionary—0.7%
LVMH Moet Hennessy Louis Vuitton SE	12,400	8,003,013
Consumer Staples—1.5%
Danone SA	119,000	9,324,826
Pernod Ricard SA	76,200	6,813,548
		16,138,374
Energy—1.5%
TotalEnergies SE	219,300	15,877,320
Industrials—0.6%
Teleperformance SE	107,900	6,969,840
Utilities—2.2%
Engie SA	409,900	12,238,141
Veolia Environnement SA	305,700	11,465,937
		23,704,078
Total France		70,692,625
GERMANY—3.0%
Communication Services—1.0%
Deutsche Telekom AG	323,800	10,866,163
Financials—0.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,100	9,151,753
Utilities—1.2%
RWE AG	207,800	13,196,101
Total Germany		33,214,017
HONG KONG—1.2%
Financials—1.2%
Hong Kong Exchanges & Clearing Ltd.	229,500	12,652,581
INDIA—0.5%
Utilities—0.5%
NTPC Ltd.	1,367,200	5,269,022
Shares		Value

JAPAN—1.5%
Financials—1.5%
Mitsubishi UFJ Financial Group, Inc.	885,200	$ 16,031,286
NETHERLANDS—6.5%
Communication Services—0.9%
Universal Music Group N.V.	414,000	10,150,261
Financials—1.6%
ING Groep NV	603,200	17,788,908
Information Technology—4.0%
ASML Holding NV	13,900	19,931,283
BE Semiconductor Industries NV	58,400	11,367,169
NXP Semiconductors NV	51,500	11,646,210
		42,944,662
Total Netherlands		70,883,831
TAIWAN—4.2%
Information Technology—4.2%
Hon Hai Precision Industry Co. Ltd.	1,678,600	11,603,187
Taiwan Semiconductor Manufacturing Co. Ltd.	621,000	34,338,756
		45,941,943
UNITED KINGDOM—4.5%
Consumer Discretionary—0.9%
Taylor Wimpey PLC	6,804,100	9,947,326
Financials—1.0%
London Stock Exchange Group PLC	91,500	10,206,099
Health Care—1.5%
AstraZeneca PLC, ADR	178,900	16,596,553
Industrials—0.8%
BAE Systems PLC	307,900	8,358,542
Real Estate—0.3%
UNITE Group PLC, REIT	447,200	3,478,046
Total United Kingdom		48,586,566
UNITED STATES—61.5%
Communication Services—4.7%
Alphabet, Inc., Class C(b)	116,200	39,337,186
Array Digital Infrastructure, Inc.	236,900	11,416,211
		50,753,397
Consumer Discretionary—5.3%
Lowe's Cos., Inc.(b)	58,300	15,569,598
Meritage Homes Corp.	142,600	9,912,126
NIKE, Inc., Class B	167,800	10,371,718
TJX Cos., Inc.(b)	91,800	13,752,558
Wyndham Hotels & Resorts, Inc.	105,300	7,664,787
		57,270,787
Consumer Staples—5.8%
Coca-Cola Co.	166,900	12,485,789
Keurig Dr. Pepper, Inc.	376,300	10,325,672
Mondelez International, Inc., Class A(b)	190,700	11,150,229
Nestle SA	118,700	11,327,127
Primo Brands Corp.	349,300	6,615,742
Target Corp.(b)	107,400	11,327,478
		63,232,037
Energy—2.8%
ONEOK, Inc.	143,900	11,395,441

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of January 31, 2026
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Energy (continued)
SLB Ltd.	111,300	$ 5,384,694
Williams Cos., Inc.	207,300	13,942,998
		30,723,133
Financials—8.1%
Bank of America Corp.(b)	257,800	13,714,960
Blackstone, Inc.	82,000	11,678,440
CME Group, Inc.	43,800	12,660,828
Fidelity National Information Services, Inc.	158,100	8,735,025
Goldman Sachs Group, Inc.	15,500	14,498,855
JPMorgan Chase & Co.	52,600	16,089,814
MetLife, Inc.	145,400	11,469,152
		88,847,074
Health Care—7.4%
AbbVie, Inc.	58,700	13,090,687
Becton Dickinson & Co.	53,300	10,845,484
CVS Health Corp.	117,600	8,763,552
Medtronic PLC(b)	113,900	11,727,144
Merck & Co., Inc.	115,500	12,736,185
Roche Holding AG	28,700	13,051,026
Sanofi SA	114,100	10,762,327
		80,976,405
Industrials—7.6%
FedEx Corp.(b)	39,100	12,599,975
Ferrovial SE	162,976	11,008,220
Honeywell International, Inc.	65,182	14,830,208
Lockheed Martin Corp.	13,900	8,815,658
Norfolk Southern Corp.(b)	42,800	12,465,072
Schneider Electric SE	41,900	12,012,807
Waste Management, Inc.	51,600	11,467,584
		83,199,524
Information Technology—14.0%
Accenture PLC, Class A	36,600	9,649,224
Amdocs Ltd.	115,600	9,472,264
Analog Devices, Inc.	26,700	8,300,496
Apple, Inc.(b)	130,700	33,914,036
Broadcom, Inc.(b)	101,000	33,461,300
Cisco Systems, Inc.(b)	205,400	16,086,928
Microsoft Corp.(b)	76,900	33,089,301
Oracle Corp.	54,000	8,887,320
		152,860,869
Materials—1.3%
Linde PLC	30,800	14,074,676
Shares		Value

Real Estate—1.7%
American Tower Corp., REIT	54,700	$ 9,806,616
Gaming & Leisure Properties, Inc., REIT	198,100	8,864,975
		18,671,591
Utilities—2.8%
CMS Energy Corp.(b)	137,200	9,808,428
FirstEnergy Corp.(b)	218,700	10,353,258
NextEra Energy, Inc.(b)	120,100	10,556,790
		30,718,476
Total United States		671,327,969
Total Common Stocks		1,054,987,544
PREFERRED STOCKS—2.6%
SOUTH KOREA—2.6%
Information Technology—2.6%
Samsung Electronics Co. Ltd.	348,100	28,196,457
Total Preferred Stocks		28,196,457
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(c)	746,911	746,911
Total Short-Term Investment		746,911
Total Investments (Cost $738,205,381)—99.4%		1,083,930,912
Other Assets in Excess of Liabilities—0.6%		7,012,123
Net Assets—100.0%		$1,090,943,035

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

As of January 31, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/15/2026	Citibank N.A.	USD	86,441,042	EUR	73,500,000	$87,414,376	$(973,334)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2026 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund  sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
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Notes to Portfolio of Investments
January 31, 2026 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
4